Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenues	$ 95,353	$ 95,219	$ 361,357	$ 110,905	$ 384,129	$ 773,870
Cost of revenues	605,866	592,348	1,235,716	919,844	1,761,368	2,235,004
Net loss associated with liquidation of raw materials		298,771		684,960	684,960	943,278
Gross margin	(510,513)	(795,900)	(874,359)	(1,493,899)	(2,062,199)	(2,404,412)
Operating expenses:
Selling, general, and administrative expense	11,202,485	873,299	25,288,394	1,345,881	7,926,714	2,836,942
Research and development	126,313		126,313
Total operating expenses	11,328,798	873,299	25,414,707	1,345,881	7,926,714	2,836,942
Loss from operations	(11,839,311)	(1,669,199)	(26,289,066)	(2,839,780)	(9,988,913)	(5,241,354)
Other expense, net:
Interest expense, net	(1,860,323)	(582,123)	(2,004,679)	(988,452)	(1,866,438)	(791,730)
Loss on extinguishment of debt					(2,017,314)
Amortization of deferred financing costs	(191,590)		(191,590)
Change in fair value of warrant liability	45,094		45,094
Loss on sale of assets	(16,758)	(1,906)	(56,215)	(1,906)	(1,906)
Other income		25,500		42,500	93,500
Other expense	(13,389)	(10,260)	(26,776)	(20,525)	(41,050)	(41,050)
Total other expense, net	(2,036,966)	(568,789)	(2,234,166)	(968,383)	(3,833,208)	(832,780)
Net loss before income taxes	(13,876,277)	(2,237,988)	(28,523,232)	(3,808,163)	(13,822,121)	(6,074,134)
Income tax provision
Net loss	$ (13,876,277)	$ (2,237,988)	$ (28,523,232)	$ (3,808,163)	$ (13,822,121)	$ (6,074,134)
Net loss per share:
Basic	$ (0.26)	$ (0.06)	$ (0.54)	$ (0.10)	$ (0.36)	$ (0.16)
Diluted	$ (0.26)	$ (0.06)	$ (0.54)	$ (0.10)	$ (0.36)	$ (0.16)
Weighted average number of shares outstanding:
Basic	54,112,845	37,784,611	52,767,635	37,784,611	38,276,140	37,530,778
Diluted	54,112,845	37,784,611	52,767,635	37,784,611	38,276,140	37,530,778